SCHEDULE OF OPTIONS TO PURCHASE SHARES OF COMMON STOCK OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options | shares	24,177,761
Weighted Average Remaining Life In Years	7 years 6 months
Weighted-Average Exercise Price	$ 0.21
Number Exercisable | shares	13,985,261
Exercise Price 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices, Lower limit	$ 0.1
Exercise prices, Upper limit	$ 0.15
Number of Outstanding Options | shares	16,250,000
Weighted Average Remaining Life In Years	8 years 2 months 12 days
Weighted-Average Exercise Price	$ 0.11
Number Exercisable | shares	6,057,500
Exercise Price 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices, Lower limit	$ 0.16
Exercise prices, Upper limit	$ 0.21
Number of Outstanding Options | shares	5,502,761
Weighted Average Remaining Life In Years	7 years 6 months
Weighted-Average Exercise Price	$ 0.16
Number Exercisable | shares	5,502,761
Exercise Price 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices, Lower limit	$ 0.22
Exercise prices, Upper limit	$ 0.37
Number of Outstanding Options | shares	1,550,000
Weighted Average Remaining Life In Years	3 years 10 months 24 days
Weighted-Average Exercise Price	$ 0.27
Number Exercisable | shares	1,550,000
Exercise Price 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices, Lower limit	$ 0.38
Exercise prices, Upper limit	$ 0.72
Number of Outstanding Options | shares	500,000
Weighted Average Remaining Life In Years	2 years 2 months 12 days
Weighted-Average Exercise Price	$ 0.72
Number Exercisable | shares	500,000
Exercise Price 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices, Lower limit	$ 0.73
Exercise prices, Upper limit	$ 15.0
Number of Outstanding Options | shares	375,000
Weighted Average Remaining Life In Years	14 years
Weighted-Average Exercise Price	$ 4.14
Number Exercisable | shares	375,000